Loans - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 897	$ 737
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 339	$ 246
Probability weighting percentage	100.00%